Summary of Operating Segment Results (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Segment Reporting Information [Line Items]
Group consolidated revenue	$ 524,525	¥ 3,641,774	¥ 3,634,372	¥ 2,876,447
Operating profit (loss)	(121,013)	(840,196)	(284,233)	(114,700)
Operating Segments | Hosting and Related Services
Segment Reporting Information [Line Items]
Revenues	384,366	2,668,655	2,369,223	1,505,233
Operating profit (loss)	6,352	44,101	(64,658)	9,882
Operating Segments | Managed Network Services
Segment Reporting Information [Line Items]
Revenues	140,159	973,119	1,265,149	1,371,214
Operating profit (loss)	$ (127,365)	¥ (884,297)	¥ (219,575)	¥ (124,582)